Guarantee Deposits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Guarantee Deposits

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Capacity guarantee	$13,346.6	$9,289.6
Receivables guarantee	2,427.5	653.7
Others	306.5	245.7
	$16,080.6	$10,189.0

Current portion (classified under accrued expenses and other current liabilities)	$8,493.8	$6,835.7
Noncurrent portion	7,586.8	3,353.3

	$16,080.6	$10,189.0